Note 3 - Discontinued Operations - Asset and Liabilities in Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Noncurrent Assets Held For Sale-Discontinued Operations		$ 778	$ 1,026
Current Liabilities Held For Sale-Discontinued Operations		0	880
Income Tax Expense		0	400
Net Earnings From Discontinued Operations, Net of Tax		0	1,147
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Other Current Assets		338	182
Current Assets Held For Sale-Discontinued Operations		338	182
Other Assets		778	1,026
Noncurrent Assets Held For Sale-Discontinued Operations		778	1,026
Accounts Payable and Accrued Expenses		0	880
Current Liabilities Held For Sale-Discontinued Operations		0	880
Net Sales		0	0
Cost of Product Sold		0	57
Selling, General and Administrative		0	0
Plant Restructuring Charge (a)	[1]	0	(1,150)
Interest Expense	[2]	0	0
Total cost and expenses		0	(1,093)
Earnings From Discontinued Operations Before Income Taxes		0	1,093
Gain on the Sale of Assets Before Income Taxes	[3],[4],[5]	0	(430)
Income Tax Expense		0	376
Net Earnings From Discontinued Operations, Net of Tax		$ 0	$ 1,147

[1]	Includes $902,000 credit for pension termination in fiscal 2020. Includes $3,746,000 of Modesto severance in fiscal 2019.
[2]	Includes interest on debt directly related to Modesto including the building mortgage and equipment leases and an allocation of the Company's line of credit facility.
[3]	Includes $51,446,000 gain on the sale of Modesto plant and equipment in fiscal 2019.
[4]	Includes a $24,211,000 gain as a result of LIFO layer liquidations from the disposal of the inventory for fiscal 2019.
[5]	Includes a $4,975,000 gain on the sale of bins in fiscal 2019.